TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2012	2013

Deferred tax assets:
Net operating losses carryforward	$14,351	$12,080
Research and development	3,013	2,592
Other	1,016	1,132

Deferred tax assets before valuation allowance	18,380	15,804
Valuation allowance	(8,263)	(8,324)

Deferred tax assets	10,117	7,480

Deferred tax liabilities:
Capitalized software development costs	(3,705)	(3,203)
Acquired intangibles	(3,905)	(2,854)

Deferred tax liabilities	(7,610)	(6,057)

Deferred tax assets, net	$2,507	$1,423

	December 31,
	2012	2013

Current deferred tax assets	$2,750	$2,420
Long-term deferred tax assets	608	396
Current deferred tax liabilities	(121)	-
Long-term deferred tax liabilities	(730)	(1,393)

Deferred tax assets, net	$2,507	$1,423

Schedule of Income before Income Tax, Domestic and Foreign
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic (Curaçao)	$(236)	$(745)	$(875)
Foreign	5,964	12,983	13,278

	$5,728	$12,238	$12,403

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2011	2012	2013

Income before taxes on income, as reported in the statements of income	$5,728	$12,238	$12,403

Statutory tax rate in Israel	24%	25%	25%

Theoretical taxes on income	$1,375	$3,018	3,097
Increase (decrease) in taxes resulting from:
Effect of different tax rates	75	120	158
Utilization of carryforward tax losses for which valuation allowance was provided	(66)	(2,690)	(1,162)
Non-deductible expenses and tax exempt income	68	82	9
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(2,040)	(1,206)	(971)
Losses and temporary differences for which valuation allowance was provided	244	421	222
Others	114	690	(542)

Taxes on income, as reported in the statements of income	$(230)	$435	$811

Schedule of Components of Income Tax Expense (Benefit)
Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current	$470	$738	$400
Deferred	(700)	(303)	411

	$(230)	$435	$811

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2012	2013

Balance at the beginning of the year	$1,566	$510
Settlement with tax authorities	(925)	-
Increase in tax positions	66	199
Decrease in tax positions	(197)	(57)

Balance at the end of the year	$510	$652